Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Condensed Statements of Operations (Unaudited)
Revenues	$ 0	$ 0	$ 0	$ 37,500
Cost of sales			0	18,644
Gross profit			0	18,856
Operating Costs and Expenses
Selling, general and administrative expenses	309,543	835,299	1,827,729	2,196,331
Research and development expenses	115,551	218,676	598,810	624,564
Total Operating Expenses	425,094	1,053,975	2,426,539	2,820,895
Income/(Loss) from Operations	(425,094)	(1,053,975)	(2,426,539)	(2,802,039)
Other income (expenses)
Interest expense	(7,613)	(8,327)	(40,512)	(17,022)
Interest expense - related party	19,231	19,466	75,684	61,823
Loss on settlement of debt	0	(60,938)	80,532	209,598
Other income			0	1,402,981
Income tax expense			0	0
Total Other Income (Expense)	(26,844)	(88,731)	(196,728)	1,114,538
Net Income/(Loss)	$ (451,938)	$ (1,142,706)	$ (2,623,267)	$ (1,687,501)
Net Loss per Common Share:
Basic and diluted	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)
Weighted average number of shares outstanding	245,750,804	233,295,951	239,080,282	229,718,142